Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
Note 18.	Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense (benefit) attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

The statutory tax rate applicable to the subsidiaries located in the ROC is 17%. An additional 10% corporate income tax is assessed on undistributed earnings for the entities in the ROC, but only to the extent such income is not distributed or set aside as legal reserve before the end of the following year. The 10% surtax is recorded in the period the income is earned, and the reduction in the surtax liability is recognized in the period the distribution to shareholders or the setting aside of legal reserve is finalized in the following year.

In accordance with the ROC Statute for Upgrading Industries, Himax Taiwan’s capital increase in June 2009 as well as Himax Semiconductor’s capital increase in October 2009 related to the manufacturing of a newly designed TFT-LCD driver and were approved by the government authorities for income tax exemptions as a result of investing in a newly emerging, important and strategic industry. Himax Taiwan’s capital increase in November 2009 related to the electronic parts and components manufacturing was approved by the government authorities for income tax exemptions. The incremental income derived from selling the above new product is tax-exempt for a period of five years.

The Company is entitled to the following income tax exemptions:

Date of investment	Tax exemption period

Himax Taiwan:
June 5, 2009	January 1, 2014-December 31, 2018
November 12, 2009	January 1, 2014-December 31, 2018
Himax Semiconductor:
October 9, 2009	January 1, 2014-December 31, 2018

The income tax exemption resulted in an income tax benefit of $2,843 thousand, $1,759 thousand and $3,922 thousand and the increase to basic and diluted earnings per ordinary share effect resulting from the income tax exemption is $0.01, $0.01 and $0.01 for the years ended December 31, 2014, 2015 and 2016, respectively.

Income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Taiwan operations	$69,532	28,349	63,347
Cayman operations	16,996	4,363	(4,569)
US operations	(2,248)	(719)	(842)
China operations	1,105	825	1,336
Korea operations	91	33	124
Japan operations	18	16	22
	$85,494	32,867	59,418

The components of income tax expense (benefit) attributable to operations for the years ended December 31, 2014, 2015 and 2016 consist of the following:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)
Current:
Taiwan operations – based on statutory tax rate of 17%	$8,928	1,467	6,451
Taiwan operations – 10% of surtax	8,398	5,405	5,733
US operations	83	24	107
China operations	347	338	308
Korea operations	12	17	43
Japan operations	7	6	7
Total current income tax expense	17,775	7,257	12,649

	Year Ended December 31,
	2014	2015	2016
	(in thousands)
Deferred:
Taiwan operations – based on statutory tax rate of 17%	3,633	4,527	(2,033)
Taiwan operations – 10% of surtax	186	(287)	(1)
US operations	3	(18)	10
China operations	(2)	(68)	61
Korea operations	(4)	(6)	(15)
Total deferred income tax expense (benefit)	3,816	4,148	(1,978)
Income tax expense	$21,591	11,405	10,671

The significant components of deferred income tax expense (benefit) attributable to income from operations for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Year Ended December 31,
	2014	2015	2,016
	(in thousands)
Deferred income tax expense (benefit), exclusive of the effects of other components listed below	$732	(546)	(405)
Tax expenses (benefits) of unrealized foreign exchange gain	2,142	512	(1,569)
Tax expenses (benefits) of allowance for doubtful accounts	(57)	2,304	(4)
Tax expenses of used investment tax credits	1,431	3,337	-
Tax benefits of advanced share-based compensation deductions	(432)	(1,459)	-
	$3,816	4,148	(1,978)

The applicable combined tax rate was 23.85%, consisting of an aggregate calculation of the 17% regular income tax and the 10% undistributed earning tax.

The differences between expected income tax expense, computed based on the ROC statutory income tax rate of 17% of earnings before income taxes and the actual income tax expense as reported in the consolidated statements of income for the years ended December 31, 2014, 2015 and 2016 are summarized as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Expected income tax expense	$14,534	5,587	10,101
Tax on undistributed earnings	6,814	3,011	3,111
Tax-exempt income	(2,843)	(1,759)	(3,922)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(651)	(839)	(541)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	(489)	(2,157)	-
Increase in investment tax credits	(4,525)	(4,242)	(4,970)
Increase in deferred tax asset valuation allowance	4,038	6,640	6,802
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	305	915	(294)
Tax effect resulting from foreign currency matters	5,593	3,583	(1,598)
Foreign tax rate differential	(2,143)	(454)	1,339
Variance from audits, amendments and examinations of prior years’ income tax filings	37	793	69
Others	921	327	574
Actual income tax expense	$21,591	11,405	10,671

The amount of income tax expense (benefit) for the years ended December 31, 2014, 2015 and 2016 was allocated as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Income from continuing operations	$21,591	11,405	10,671
Other comprehensive gain (loss)	43	(168)	6
Excess tax benefits allocated to additional paid-in capital from share-based compensation	(1,232)	(771)	-
Previously unrecognized excess tax benefits adjusted to retained earnings	-	-	(141)
	$20,402	10,466	10,536

As of December 31, 2015 and 2016, the components of deferred income tax assets (liabilities) were as follows:

	December 31,
	2015	2016
	(in thousands)
Deferred tax assets:
Inventory	$5,262	7,305
Unused investment tax credits	1,328	1,328
Unused loss carryforward-regular tax	32,098	34,341
Unused loss carryforward-undistributed earnings tax	11,861	14,695
Other	2,533	2,425
Total gross deferred tax assets	53,082	60,094
Less: valuation allowance	(44,320)	(51,242)
Net deferred tax assets	8,762	8,852
Deferred tax liabilities:
Unrealized foreign exchange gain	(2,709)	(1,181)
Advanced share-based compensation deductions	(141)	-
Prepaid pension cost	(413)	(417)
Acquired intangible assets	(1,573)	(1,178)
Other	(10)	(46)
Total gross deferred tax liabilities	(4,846)	(2,822)
Net deferred tax assets	$3,916	6,030

As of December 31, 2016, the Company has not provided for income taxes on undistributed earnings of approximately $642,591 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

The activity in the valuation allowance for deferred tax assets for the years ended December 31, 2014, 2015 and 2016 follows:

	Balance at	Additions-	Deductions-	Expirations
	beginning	Charges to	Credits to	and	Others	Balance at
Period	of year	earnings	earnings	Forfeitures	(Note)	end of year
	(in thousands)

Year 2014	$38,347	5,445	(1,407)	(187)	(1,232)	40,966
Year 2015	$40,966	6,640	-	(2,141)	(1,145)	44,320
Year 2016	$44,320	7,077	(275)	(998)	1,118	51,242

Note: Others represent the effect resulting from exchange rates and changes in consolidated entities.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible and operating loss and tax credit carryforwards are available to be utilized. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax-planning strategies in making this assessment; however, the Company is not relying on significant tax-planning strategies. Over half of the deferred tax assets recognized net of the valuation allowance are dependent upon the projected future taxable income. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more likely than not that the Company will realize the benefits of the deferred tax assets, net of the valuation allowance at December 31, 2016. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

Each entity within the Company files separate standalone income tax return. Except for Himax Taiwan, Himax Semiconductor, Himax Korea, Himax Japan, Himax Technologies (Suzhou) Co., Ltd., Himax Technologies (Shenzhen) Co., Ltd., and Himax Imaging Corp., most of other subsidiaries of the Company have generated tax losses since their inception; therefore, a valuation allowance of $44,320 thousand and $51,242 thousand as of December 31, 2015 and 2016, respectively, was provided to reduce their deferred tax assets (consisting primarily of operating loss carryforward and unused investment tax credits) to zero because management believes it is unlikely that these tax benefits will be realized. For the year ended December 31, 2014, 2015 and 2016, Himax Media Solutions, Inc. realized a tax benefit of $1,221 thousand, nil and $275 thousand, respectively, related an unused loss carryforward that was previously offset by a valuation allowance.

Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2016, the Company’s unused operating loss carryforward for regular tax were as follows:

	Deductible amount	Tax effect	Expiration year
	(in thousands)

Taiwan operations	$91,327	$15,525	2017~2021
	87,642	14,899	2022~2026
Hong Kong operations	1,811	299	Indefinitely
US operations	9,204	3,618	2024~2036
		$34,341

According to the ROC Statute for Upgrading Industries, which expired on December 31, 2009, investments in shares originally issued by ROC domestic companies that belong to newly emerging, important and strategic industries, entitles the Company after a three-year holding period to an income tax credit of twenty percent of the price paid for the acquisition of such shares. These credits may be applied over a period of five years. The amount of the tax credit that may be applied in any year, except the final year, is limited to 50% of the income tax payable for that year. There is no limitation on the utilization of the amount of investment tax credit to offset the income tax payable in the final year. All remaining tax credits under this program were utilized by December 31, 2015.

On May 12, 2010, the Statute for Industrial Innovation was promulgated in the ROC, which became effective on the same date except for the provision relating to income tax incentives which went into effect retroactively on January 1, 2010. The Statute for Industrial Innovation entitles companies to investment tax credits for research and development expenses related to innovation activities but limits the amount of investment tax credit to only 15% of the total research and development expenditure for the current year, subject to a cap of 30% of the income tax payable for the current year. Moreover, any unused investment tax credits provided under the Statute for Industrial Innovation cannot be carried forward. Based on the amendments to the Statute for Industrial Innovation, effective from January 1, 2016 to December 31, 2019, if the Company chooses to extend the tax credits to three years, the tax credit rate will be 10% of the total research and development expenditure for the current year and subject to a cap of 30% of the income tax payable for each year. The investment tax credits generated were $4,525 thousand, $4,242 thousand and $4,970 thousand for the years ended December 31, 2014, 2015 and 2016, respectively. All tax credits generated under this program have been utilized.

As of December 31, 2016, all of the Company’s unused investment tax credits were as follows:

	Tax effect	Expiration year
	(in thousands)

US operations	$1,328	2020~2034

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
	2014	2015	2016
	(in thousands)

Balance at beginning of year	$483	788	1,335
Increase related to prior year tax positions	368	292	-
Decrease related to prior year tax positions	-	-	(292)
Increase related to current year tax positions	-	630	-
Settlements	-	(368)	-
Lapse of statute of limitations	(63)	(7)	(2)
Effect of exchange rate change	-	-	11
Balance at end of year	$788	1,335	1,052

Included in the balance of total unrecognized tax benefits at December 31, 2015 and 2016, are potential benefits of $1,335 thousand and $1,052 thousand, respectively that if recognized, would reduce the Company’s effective tax rate. The interest and penalties related to unrecognized tax benefits recorded by the Company were $110 thousand, nil and nil for the years ended December 31, 2014, 2015 and 2016, respectively, and were recognized as a component of income tax expense. As of December 31, 2015 and 2016, the accrued interest and penalties were $106 thousand and $108 thousand, respectively. Interest and penalties are not included in the tabular roll-forward of unrecognized tax benefits above.

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2014. The income tax returns of 2015 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company's unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2016.